INCOME TAXES - Narrative Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax assets	$ 9,469	$ 8,554
Deferred tax assets, expected realisation of benefits	9,500
Future taxable income required	41,500
Deferred tax liabilities	2,432	2,666
Temporary differences related to investments in subsidiaries, associates and joint ventures
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred tax liabilities	168	146
Other temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax liabilities	870	795
Luxembourg
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Accumulated income tax losses	120,600	110,700
Accumulated income tax losses, realizable	35,300	34,000
Deferred tax assets	$ 8,800	$ 8,500
Accumulated income tax losses subject to recapture			$ 61,000